CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME LOSS (Parenthetical) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Profit (Loss) per ordinary share, Basic (cents)	$ 2.25	$ (1.47)		$ 6.51	$ 0.16
Profit (Loss) per ordinary share, Fully Diluted (cents)	$ 2.21	$ (1.47)		$ 6.51	$ 0.16
Weighted average number of shares outstanding, basic	17,679,618	17,625,167	17,666,043	17,283,258	17,145,000
Weighted average number of shares outstanding, diluted	17,979,618	17,625,167	17,666,043	17,283,258	17,145,000
Loss from discontinued operations, per basic share			$ (12.94)	$ (6.51)	$ (0.16)
Loss from discontinued operations, per diluted share			(12.94)	(6.51)	$ (0.16)
Loss from continuing operations, per basic share			(9.91)	(3.95)
Loss from continuing operations, per diluted share			$ (9.91)	$ (3.95)